Consolidated Statement of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Statement of comprehensive income [Abstract]
Profit for the year	¥ 1,405,070	$ 221,991	¥ 723,608	¥ 509,320
Items to be reclassified to profit or loss in subsequent periods, net of tax:
Foreign currency translation	(72,271)	(11,417)	36,394	31,533
Realization of foreign currency translation reserves upon disposal of foreign operation	(4,252)	(673)
Realization of foreign currency translation reserves upon liquidation of foreign operation				144
Net other comprehensive income to be reclassified to profit or loss in subsequent periods, net of tax	(76,523)	(12,090)	36,394	31,677
Total comprehensive income for the year, net of tax	1,328,547	209,901	760,002	540,997
Attributable to:
Equity holders of the parent	892,222	140,965	555,355	375,646
Non-controlling interests	436,325	68,936	204,647	165,351
Total comprehensive income for the year, net of tax	¥ 1,328,547	$ 209,901	¥ 760,002	¥ 540,997